GENERAL (Narrative) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 43,104	$ 36,525	$ 85,246	$ 70,613
ISRAEL
Subsidiary or Equity Method Investee [Line Items]
Revenues	$ 11,860		$ 24,132
TAT-Engineering [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage of ownership held	51.00%		51.00%